Trade Receivables - Summary of Changes in Provision for Doubtful Trade Receivables (Detail) - Provision for Doubtful Trade Receivable [member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Changes In Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	$ 1,323	$ 1,084
Increases charged to expenses	444	222	$ 197
Decreases charged to income	(91)	(194)	(28)
Translation differences	607	92	67
Result from net monetary position	92
Other movements	(24)	119
Balance at end of period	2,776	1,323	1,084
Previously stated [member]
Disclosure Changes In Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	1,323	1,084	848
Balance at end of period		1,323	1,084
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Changes In Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	425
Balance at end of period		425
Restated balance [member]
Disclosure Changes In Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	$ 1,748	1,084	848
Balance at end of period		$ 1,748	$ 1,084